As filed with the Securities and Exchange Commission on June 23, 2014

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 110	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Eric S. Purple
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
35th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On June 25, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 101 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 28, 2014, and pursuant to Rule 485(a)(2) would become effective on June 11, 2014.

Post-Effective Amendment No. 105 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 12, 2014 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 106 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2014 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 107 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 24, 2014 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 108 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 25, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 108 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, as amended, the Registrant certifies that this Post-Effective Amendment No. 108 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 23, 2014.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 108 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chief Executive Officer and Chairman of the Board	June 23, 2014
Daniel D. O’Neill

/s/ Gerald E. Shanley III*	Trustee	June 23, 2014
Gerald E. Shanley III

/s/ John Weisser*	Trustee	June 23, 2014
John Weisser

/s/ Eric W. Falkeis*	Principal Executive Officer	June 23, 2014
Eric Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer and Assistant Secretary	June 23, 2014
Patrick J. Rudnick

*By: /s/ Angela Brickl

Angela Brickl, Attorney-In Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment Nos. 89 and 103 to the Trust’s Registration Statement filed with the SEC on September 16, 2013 and May 30, 2014, respectively.